1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com STEPHEN T. COHEN stephen.cohen@dechert.com +1 202 261 3304 Direct

February 19, 2016

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:          UBS Money Series
File Nos. 333-52965 and 811-08767

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”), are exhibits containing interactive data format risk/return summary information relating to UBS Select Prime Capital Fund and UBS Select Tax-Free Capital Fund  (the “Funds”).  The interactive data filing relates to the supplement to the Funds’ prospectus filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the 1933 Act on January 29, 2016.

No fee is required in connection with this filing.  Please direct any questions concerning the filing to the undersigned at 202.261.3304 or to Keith A. Weller, Senior Associate General Counsel, UBS Asset Management (Americas) Inc. at 212.882.5576.

Very truly yours,

/s/ Stephen T. Cohen
Stephen T. Cohen